Expense Example - FidelitySustainableTargetDateFunds-ComboClassK6Pro - FidelitySustainableTargetDateFunds-ComboClassK6Pro - Fidelity Sustainable Target Date 2015 Fund - Fidelity Sustainable Target Date 2015 Fund - Class K6
May 30, 2024 USD ($)
Expense Example:
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280